CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional paid-in capital	Retained earnings	Other components of equity	Treasury stock	Toyota Motor Corporation shareholders' equity	Non-controlling interests
Beginning balance at Mar. 31, 2019	¥ 20,655,210	¥ 397,050	¥ 487,162	¥ 20,613,776	¥ 1,016,035	¥ (2,606,925)	¥ 19,907,100	¥ 748,110
Comprehensive income
Net income	2,111,125			2,036,140			2,036,140	74,985
Other comprehensive income, net of tax	(508,645)				(481,131)		(481,131)	(27,514)
Comprehensive income	1,602,480			2,036,140	(481,131)		1,555,009	47,472
Transactions with owners and other
Dividends paid	(673,756)			(618,801)			(618,801)	(54,956)
Repurchase of treasury stock	(500,309)					(500,309)	(500,309)
Reissuance of treasury stock	24,181		4,053			20,128	24,181
Change in scope of equity method	253,590			253,590			253,590
Equity transactions and other	(22,384)		(1,882)				(1,882)	(20,503)
Total transactions with owners and other	(918,679)		2,171	(365,211)		(480,181)	(843,221)	(75,458)
Reclassification to retained earnings				(50,644)	50,644
Ending balance at Mar. 31, 2020	21,339,012	397,050	489,334	22,234,061	585,549	(3,087,106)	20,618,888	720,124
Comprehensive income
Net income	2,282,378			2,245,261			2,245,261	37,118
Other comprehensive income, net of tax	1,012,476				972,546		972,546	39,930
Comprehensive income	3,294,854			2,245,261	972,546		3,217,806	77,048
Transactions with owners and other
Dividends paid	(662,112)			(625,514)			(625,514)	(36,598)
Repurchase of treasury stock	(118)					(118)	(118)
Reissuance of treasury stock	200,585		15,041			185,544	200,585
Change in scope of consolidation	102,588							102,588
Equity transactions and other	13,521		(7,099)				(7,099)	20,620
Total transactions with owners and other	(345,537)		7,942	(625,514)		185,426	(432,147)	86,610
Reclassification to retained earnings				250,369	(250,369)
Ending balance at Mar. 31, 2021	¥ 24,288,329	¥ 397,050	¥ 497,275	¥ 24,104,176	¥ 1,307,726	¥ (2,901,680)	¥ 23,404,547	¥ 883,782